Note 14 - Effective Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
U.S. Federal statutory rate	(34.00%)	(34.00%)	(34.00%)
State taxes	(6.00%)	(6.00%)	(6.00%)
Permanent differences	0.10%	0.10%	0.30%
Valuation allowance	39.80%	40.20%	40.00%
Effective tax rate	(0.10%)	0.30%	0.30%